UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion

2010 was a good year for U.S equities as most U.S. markets were up significantly. A gradual recovery in the economy and the markets continued for a majority of the year. During the first quarter of 2010, the ISM manufacturing index rose to a three year high and Congress passed the health care bill. Foreclosures also continued to hit record highs as the housing market continued to struggle.

During the second quarter, financial markets turned negative. Jobless claims increased unexpectedly. Several European sovereign credit ratings continued to be downgraded. Greece received a rescue package. The BP oil spill continued to worsen in the Gulf of Mexico.

The financial reform bill was signed into law during the third quarter. Companies reported improved earnings that surprised to the upside and M&A activity remained solid. Retail sales were better than expected and consumer confidence began to climb. Ireland also received a bank rescue package.

The fourth quarter continued to show better than expected manufacturing and services growth. Retail sales also continued to rise more than expected. The Federal Reserve continued the asset purchase program up to $600 Billion.

Some relevant 2010 market statistics: The U.S. Unemployment Rate went from 9.9% to 9.4%. Fed Funds Rate remained steady at a historical low target range of 0% to .25%. Crude oil traded in a range from $68 to $91 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range from a high of 45.79 in May to a low of 15.45 in December.

The S&P SmallCap 600 Index increased 26.31% on a total return basis. The small cap space outperformed the large cap space as the S&P 500 index ended the year 15.06% higher. The S&P 600 index underperformed its rival Russell 2000 index by 0.54%. In the Russell style indexes, Growth outperformed Value.

All sectors and industry groups increased in 2010. Energy experienced the best performance, rising 44.9%. Telecommunications Services was the worst performing sector, gaining only 5.1%. At the single stock level, Keithley Instruments (KEI) was the best performing name in the S&P 600, gaining 368.6%. Unfortunately, KEI carried a small weight in the index and its contribution to performance was only 6 basis points. Cypress Semiconductor (CY) contributed the most to performance. CY was up 76.0% including dividends in 2010 and added 0.3% to total return. Great Atlantic & Pacific Tea (GAP) was the worst performing stock, dropping 92.1%. GAP carried a small weight in the index contributing 9 basis points of negative performance. Amedisys (AMED) was the biggest contributor to negative performance in the S&P 600 dropping 31.0% including dividends and costing the benchmark 0.1% in total return.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	S&P SmallCap 600 Index
	10,000.00	10,000.00
2001	10,582.00	10,654.00
2002	8,970.36	9,096.39
2003	12,388.97	12,624.64
2004	15,087.28	15,478.64
2005	16,152.45	16,674.35
2006	18,505.86	19,195.34
2007	18,354.11	19,138.33
2008	12,600.10	13,192.05
2009	15,743.82	16,565.26
2010	19,790.76	20,923.58

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
25.70%	4.15%	7.06%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2010

Sector	% of Portfolio Investments
Communications	3.38%
Consumer Products & Services	21.26%
Financial Services	17.68%
Health Care Related	12.17%
Industrial Products & Services	9.97%
Natural Resources	7.21%
Short Term Investments	3.85%
Technology	18.92%
Transportation	1.91%

Utilities	3.65%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period* (07/01/10 -
	(07/01/10)	(12/31/10)	12/31/10)
Actual	$1,000.00	$1,271.31	$ 3.43

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.18	$3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Year Ended December 31, 2010

                                 Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 2.90%
26,214	AAR Corp *	720,099
10,114	Aerovironment Inc *	271,359
5,917	American Science & Engineering Inc	504,306
8,749	Applied Signal Technology Inc	331,500
16,056	Ceradyne Inc *	506,246
10,568	Cubic Corp	498,281
30,406	Curtiss-Wright Corp	1,009,479
19,816	Esterline Technologies Corp * ~	1,359,179
40,247	GenCorp Inc *	208,077
29,918	Moog Inc Class A *	1,190,736
38,750	Orbital Sciences Corp *	663,788
23,922	Teledyne Technologies Inc *	1,051,850
10,859	Triumph Group Inc	970,903
		$9,285,803

Agriculture — 0.23%
54,255	Darling International Inc *	720,506
		$720,506

Air Freight — 0.44%
19,422	Forward Air Corp	551,196
24,611	HUB Group Inc Class A *	864,831
		$1,416,027

Airlines — 0.32%
9,671	Allegiant Travel Co †	476,200
35,611	SkyWest Inc	556,244
		$1,032,444

Auto Parts & Equipment — 0.29%
12,269	Drew Industries Inc	278,752
20,916	Spartan Motors Inc	127,378
13,351	Standard Motor Products Inc	182,909
15,505	Superior Industries International Inc	329,016
		$918,055

Automobiles — 0.09%
18,658	Winnebago Industries Inc *	283,602
		$283,602

Banks — 5.87%
8,528	Bank of the Ozarks Inc	369,689
50,543	Boston Private Financial Holdings Inc	331,057
10,334	City Holding Co †	374,401
25,811	Columbia Banking System Inc	543,580
21,994	Community Bank System Inc †	610,773

42,920	First BanCorp * †	19,743
61,370	First Commonwealth Financial Corp †	434,500
38,288	First Financial Bancorp	707,562
13,747	First Financial Bankshares Inc †	703,571
48,883	First Midwest Bancorp Inc	563,132
47,049	Glacier Bancorp Inc	710,910
19,470	Hancock Holding Co †	678,724
100,196	Hanmi Financial Corp * †	115,225
14,068	Home Bancshares Inc	309,918
13,860	Independent Bank Corp (MA)	374,913
25,808	Nara Bancorp Inc *	253,435
83,534	National Penn Bancshares Inc	670,778
22,894	NBT Bancorp Inc	552,890
57,515	Old National Bancorp †	683,853
22,820	Pinnacle Financial Partners Inc *	309,896
38,856	PrivateBancorp Inc	558,749
16,688	S&T Bancorp Inc †	376,982
26,533	Signature Bank *	1,326,650
11,619	Simmons First National Corp	331,142
18,346	Sterling Bancorp	192,083
68,438	Sterling Bancshares Inc †	480,435
86,615	Susquehanna Bancshares Inc	838,433
24,003	Texas Capital Bancshares Inc *	510,544
5,524	Tompkins Financial Corp	216,320
19,594	UMB Financial Corp	811,584
75,657	Umpqua Holdings Corp	921,502
25,293	United Bankshares Inc †	738,556
64,075	United Community Banks Inc *	124,946
63,981	Whitney Holding Corp	905,331
62,083	Wilmington Trust Corp	269,440
11,757	Wilshire Bancorp Inc	89,588
22,945	Wintrust Financial Corp	757,873
		$18,768,708

Biotechnology — 2.19%
47,490	Affymetrix Inc *	238,875
23,291	ArQule Inc *	136,718
20,098	Cambrex Corp *	103,907
38,792	Cubist Pharmaceuticals Inc *	830,149
11,500	Dionex Corp * ~	1,357,115
14,412	Emergent Biosolutions Inc *	338,105
21,757	Enzo Biochem Inc *	114,877
28,438	eResearchTechnology Inc *	209,019
9,246	Kendle International Inc *	100,689
21,873	Martek Biosciences Corp *	684,625
38,473	PAREXEL International Corp *	816,782
47,570	Regeneron Pharmaceuticals Inc * ~	1,561,723
45,860	Savient Pharmaceuticals Inc *	510,880
		$7,003,464

Broadcast/Media — 0.58%
17,740	Arbitron Inc	736,565
98,370	Live Nation Entertainment Inc *	1,123,385
		$1,859,950

Building Materials — 0.96%
8,016	AAON Inc	226,131
18,277	Apogee Enterprises Inc	246,191

20,094	Gibraltar Industries Inc *	272,676
31,356	Griffon Corp *	399,475
11,419	NCI Building Systems Inc *	159,752
25,250	Quanex Building Products Corp	478,993
26,060	Simpson Manufacturing Co Inc	805,515
12,630	Universal Forest Products Inc	491,307
		$3,080,040

Chemicals — 2.02%
20,543	A Schulman Inc	470,229
13,066	American Vanguard Corp	111,584
16,581	Arch Chemicals Inc	628,917
19,067	Balchem Corp	644,655
37,090	Calgon Carbon Corp *	560,801
32,016	HB Fuller Co	656,968
10,510	LSB Industries Inc *	254,973
20,407	OM Group Inc *	785,874
6,036	Penford Corp *	36,880
61,300	PolyOne Corp *	765,637
7,528	Quaker Chemical Corp	313,692
5,049	Stepan Co	385,087
26,996	STR Holdings Inc * †	539,920
14,480	Zep Inc	287,862
		$6,443,079

Communications - Equipment — 2.34%
80,437	Arris Group Inc *	902,503
7,995	Bel Fuse Inc Class B	191,081
11,464	Black Box Corp	438,957
28,793	Blue Coat Systems Inc *	860,047
18,213	Comtech Telecommunications Corp	505,046
15,829	DG FastChannel Inc *	457,142
17,212	Digi International Inc *	191,053
10,440	EMS Technologies Inc *	206,503
64,557	Harmonic Inc *	553,253
23,901	NETGEAR Inc *	804,986
18,653	Network Equipment Technologies Inc *	86,363
12,315	Oplink Communications Inc *	227,458
12,574	PC-Tel Inc *	75,444
27,818	Symmetricom Inc *	197,230
45,174	Tekelec *	538,022
6,884	Tollgrade Communications Inc *	63,884
26,815	ViaSat Inc *	1,190,854
		$7,489,826

Computer Hardware & Systems — 1.01%
19,527	Avid Technology Inc *	340,941
15,077	Compellent Technologies Inc *	415,974
15,624	Hutchinson Technology Inc * †	57,965
30,841	Intermec Inc *	390,447
14,356	Intevac Inc *	201,128
21,642	Novatel Wireless Inc *	206,681
20,362	Smith Micro Software Inc *	320,498
13,865	Stratasys Inc *	452,554
15,798	Super Micro Computer Inc *	182,309
22,734	Synaptics Inc *	667,925
		$3,236,422

Computer Software & Services — 4.61%
28,959	Blackbaud Inc	750,038
21,129	Bottomline Technologies Inc *	458,711
28,209	CommVault Systems Inc *	807,342
16,723	comScore Inc *	373,090
26,522	DealerTrack Holdings Inc *	532,297
22,860	Ebix Inc * †	541,096
29,845	Epicor Software Corp *	301,435
21,895	EPIQ Systems Inc	300,618
22,744	InfoSpace Inc *	188,775
9,071	Interactive Intelligence Inc *	237,297
30,101	j2 Global Communications Inc *	871,424
29,192	JDA Software Group Inc *	817,376
20,541	Knot Inc *	202,945
11,058	Liquidity Services Inc *	155,365
10,954	LogMeIn Inc *	485,700
14,361	Manhattan Associates Inc *	438,585
5,413	MicroStrategy Inc Class A *	462,649
22,926	Netscout Systems Inc *	527,527
20,073	Perficient Inc *	250,913
28,542	Progress Software Corp *	1,207,897
22,259	Radiant Systems Inc *	435,609
32,876	Sonic Solutions Inc * †	493,140
18,325	Sourcefire Inc *	475,167
15,714	Synchronoss Technologies Inc *	419,721
56,733	Take-Two Interactive Software Inc *	694,412
26,459	Taleo Corp *	731,591
44,966	THQ Inc *	272,494
16,943	Tyler Technologies Inc *	351,737
58,054	United Online Inc	383,156
27,701	Websense Inc *	560,945
		$14,729,052

Conglomerates — 0.17%
8,403	Standex International Corp	251,334
15,268	Tredegar Corp	295,894
		$547,228

Containers — 0.07%
23,798	Myers Industries Inc	231,793
		$231,793

Cosmetics & Personal Care — 0.08%
8,911	Medifast Inc *	257,350
		$257,350

Distributors — 0.46%
24,836	Applied Industrial Technologies Inc	806,673
11,775	Audiovox Corp Class A *	101,618
17,080	Kaman Corp	496,516
2,844	Lawson Products Inc	70,787
		$1,475,594

Electric Companies — 1.12%
20,440	ALLETE Inc	761,594
8,959	Central Vermont Public Service Corp	195,844
28,363	El Paso Electric Co *	780,833

33,280	UIL Holdings Corp	997,069
23,869	UniSource Energy Corp	855,465
		$3,590,805

Electronic Instruments & Equipment — 5.17%
13,226	Agilysys Inc *	74,462
18,387	Anixter International Inc	1,098,256
22,071	AO Smith Corp	840,464
8,118	AZZ Inc	324,801
30,651	Belden Inc	1,128,570
39,540	Benchmark Electronics Inc *	718,046
34,684	Brady Corp Class A	1,131,045
43,223	Brightpoint Inc *	377,337
26,223	Checkpoint Systems Inc *	538,883
26,701	Cognex Corp	785,543
23,046	CTS Corp	254,889
23,428	Daktronics Inc	372,974
11,471	DTS Inc *	562,653
15,451	Electro Scientific Industries Inc *	247,680
12,695	Encore Wire Corp	318,391
10,898	FARO Technologies Inc *	357,890
16,995	Gerber Scientific Inc *	133,751
16,767	II-VI Inc *	777,318
30,406	Insight Enterprises Inc *	400,143
14,562	Littelfuse Inc	685,288
12,690	LoJack Corp *	81,977
10,289	MTS Systems Corp	385,426
23,962	Newport Corp *	416,220
12,525	OSI Systems Inc *	455,409
13,701	Park Electrochemical Corp	411,030
27,013	Plexus Corp *	835,782
5,656	Powell Industries Inc *	185,969
26,994	Pulse Electronics Corp	143,608
16,488	RadiSys Corp *	146,743
18,976	Rofin-Sinar Technologies Inc *	672,509
10,564	Rogers Corp *	404,073
17,879	ScanSource Inc *	570,340
15,559	SYNNEX Corp *	485,441
12,533	Vicor Corp	205,541
		$16,528,452

Electronics - Semiconductor — 5.88%
25,591	Advanced Energy Industries Inc *	349,061
20,653	ATMI Inc *	411,821
43,618	Brooks Automation Inc *	395,615
14,862	Cabot Microelectronics Corp *	616,030
14,362	Ceva Inc *	294,421
15,971	Cohu Inc	264,799
19,513	Cymer Inc *	879,451
108,719	Cypress Semiconductor Corp * ~	2,019,999
24,016	Diodes Inc *	648,192
14,656	DSP Group Inc *	119,300
30,181	Exar Corp *	210,663
25,221	FEI Co *	666,087
16,070	Hittite Microwave Corp *	980,913
44,701	Kopin Corp *	185,956
45,401	Kulicke & Soffa Industries Inc *	326,887
31,932	Micrel Inc	414,797
54,596	Microsemi Corp *	1,250,248

33,199	MKS Instruments Inc *	813,044
22,939	Monolithic Power Systems Inc *	378,952
16,863	Pericom Semiconductor Corp *	185,156
18,655	Power Integrations Inc	748,812
20,037	Rudolph Technologies Inc *	164,905
17,891	Sigma Designs Inc * †	253,515
14,676	Standard Microsystems Corp *	423,109
8,429	Supertex Inc *	203,813
33,706	Tessera Technologies Inc *	746,588
103,894	TriQuint Semiconductor Inc *	1,214,521
15,911	Ultratech Inc *	316,311
48,484	Varian Semiconductor Equipment Associates Inc * ~	1,792,453
26,040	Veeco Instruments Inc * †	1,118,678
17,544	Volterra Semiconductor Corp *	406,319
		$18,800,416

Engineering & Construction — 1.47%
25,244	Comfort Systems USA Inc	332,463
23,704	Dycom Industries Inc *	349,634
29,470	Eagle Materials Inc †	832,528
43,717	EMCOR Group Inc *	1,266,919
41,328	Headwaters Inc *	189,282
25,873	Insituform Technologies Inc Class A *	685,893
17,729	Orion Marine Group Inc *	205,656
18,383	Texas Industries Inc †	841,574
		$4,703,949

Financial Services — 0.43%
28,302	Interactive Brokers Group Inc Class A	504,342
11,375	Portfolio Recovery Associates Inc *	855,400
		$1,359,742

Food & Beverages — 2.44%
12,104	Andersons Inc	439,980
6,052	Boston Beer Co Inc Class A *	575,485
8,169	Calavo Growers Inc	188,295
8,961	Cal-Maine Foods Inc †	282,988
14,386	Diamond Foods Inc	765,048
28,309	Hain Celestial Group Inc *	766,042
9,357	J&J Snack Foods Corp	451,382
8,110	Nash Finch Co	344,756
12,953	Sanderson Farms Inc	507,110
5,986	Seneca Foods Corp Class A *	161,502
30,859	Snyders-Lance Inc	723,335
15,237	Spartan Stores Inc	258,267
23,327	TreeHouse Foods Inc *	1,191,776
31,475	United Natural Foods Inc *	1,154,503
		$7,810,469

Gold, Metals & Mining — 0.94%
10,703	AM Castle & Co *	197,042
16,496	AMCOL International Corp	511,376
13,539	Brush Engineered Materials Inc *	523,147
37,835	Century Aluminum Co *	587,578
9,795	Kaiser Aluminum Corp	490,631
6,045	Olympic Steel Inc	173,371
19,845	RTI International Metals Inc *	535,418
		$3,018,563

Health Care Related — 5.33%
7,268	Air Methods Corp *	408,970
5,335	Almost Family Inc *	204,971
19,072	Amedisys Inc *	638,912
32,440	AMERIGROUP Corp * ~	1,424,765
26,797	AMN Healthcare Services Inc *	164,534
20,531	AmSurg Corp *	430,124
16,499	Bio-Reference Laboratories Inc *	365,948
25,694	Catalyst Health Solutions Inc *	1,194,514
32,550	Centene Corp *	824,817
14,936	Chemed Corp	948,585
7,385	Computer Programs & Systems Inc	345,913
4,299	Corvel Corp *	207,857
19,969	Cross Country Healthcare Inc *	169,137
8,231	Ensign Group Inc	204,705
11,213	Genoptix Inc *	213,271
19,585	Gentiva Health Services Inc *	520,961
21,509	Hanger Orthopedic Group Inc *	455,776
37,742	Healthspring Inc *	1,001,295
22,016	Healthways Inc *	245,699
18,000	HMS Holdings Corp *	1,165,860
10,827	IPC The Hospitalist Co Inc *	422,361
6,196	Landauer Inc	371,574
12,197	LCA-Vision Inc * †	70,133
10,338	LHC Group Inc *	310,140
22,027	Magellan Health Services Inc *	1,041,437
13,941	MedCath Corp *	194,477
11,435	Molina Healthcare Inc *	318,465
8,200	MWI Veterinary Supply Inc *	517,830
22,263	Omnicell Inc *	321,700
19,497	PharMerica Corp *	223,241
36,539	PSS World Medical Inc *	825,781
12,739	Quality Systems Inc †	889,437
16,578	RehabCare Group Inc *	392,899
		$17,036,089

Homebuilding — 0.33%
11,567	M/I Homes Inc *	177,900
21,130	Meritage Homes Corp *	469,086
4,601	Skyline Corp	119,994
63,308	Standard Pacific Corp *	291,217
		$1,058,197

Hotels/Motels — 0.19%
27,189	Interval Leisure Group Inc *	438,830
13,729	Marcus Corp	182,184
		$621,014

Household Goods — 0.96%
3,719	Blyth Inc	128,231
36,638	Central Garden & Pet Co *	361,984
19,109	Ethan Allen Interiors Inc	382,371
20,297	Helen of Troy Ltd *	603,633
13,563	Kid Brands Inc *	115,964
34,403	La-Z-Boy Inc *	310,315
3,473	National Presto Industries Inc	451,525
10,017	Universal Electronics Inc *	284,182
10,930	WD-40 Co	440,260
		$3,078,465

Insurance Related — 2.46%
12,047	AMERISAFE Inc *	210,823
35,806	Delphi Financial Group Inc Class A	1,032,645
14,922	eHealth Inc *	211,743
25,605	Employers Holdings Inc	447,576
26,209	Horace Mann Educators Corp	472,810
8,380	Infinity Property & Casualty Corp	517,884
29,381	National Financial Partners Corp *	393,705
8,069	Navigators Group Inc *	406,274
13,333	Presidential Life Corp	132,397
20,200	ProAssurance Corp *	1,224,120
11,075	RLI Corp	582,213
9,881	Safety Insurance Group Inc	470,039
35,255	Selective Insurance Group Inc	639,878
11,842	Stewart Information Services Corp †	136,538
26,945	Tower Group Inc	689,253
13,775	United Fire & Casualty Co	307,458
		$7,875,356

Investment Bank/Brokerage Firm — 0.95%
28,007	Investment Technology Group Inc *	458,475
23,982	LaBranche & Co Inc *	86,335
27,951	optionsXpress Holdings Inc †	437,992
10,442	Piper Jaffray Cos Inc *	365,574
23,016	Stifel Financial Corp * ~	1,427,913
19,639	SWS Group Inc	99,177
25,303	TradeStation Group Inc *	170,795
		$3,046,261

Leisure & Entertainment — 1.36%
7,620	Arctic Cat Inc *	111,557
58,474	Brunswick Corp	1,095,803
43,390	Callaway Golf Co	350,157
18,505	JAKKS Pacific Inc *	337,161
7,789	Monarch Casino & Resort Inc *	97,362
19,044	Multimedia Games Inc *	106,266
41,111	Pinnacle Entertainment Inc *	576,376
33,176	Pool Corp	747,787
14,283	RC2 Corp *	310,941
35,779	Shuffle Master Inc *	409,670
12,696	Sturm Ruger & Co Inc	194,122
		$4,337,202

Machinery — 4.04%
44,774	Actuant Corp Class A	1,191,884
18,385	Albany International Corp Class A	435,541
13,112	Astec Industries Inc *	424,960
9,876	Badger Meter Inc	436,717
30,113	Barnes Group Inc	622,436
33,200	Briggs & Stratton Corp	653,708
6,185	Cascade Corp	292,427
11,153	CIRCOR International Inc	471,549
33,348	CLARCOR Inc ~	1,430,296
13,784	EnPro Industries Inc *	572,863
17,484	ESCO Technologies Inc	661,594
42,134	Federal Signal Corp	289,039
18,435	John Bean Technologies Corp	371,096
22,301	Kaydon Corp	908,097

8,284	Lindsay Corp	492,318
10,949	Lydall Inc *	88,139
25,235	Mueller Industries Inc	825,184
21,792	Robbins & Myers Inc	779,718
20,632	Toro Co	1,271,756
19,537	Watts Water Technologies Inc Class A	714,859
		$12,934,181

Manufacturing — 0.33%
15,941	Mercury Computer Systems Inc *	292,996
24,833	Methode Electronics Inc	322,084
28,767	TTM Technologies Inc *	428,916
		$1,043,996

Medical Products — 3.90%
14,478	Abaxis Inc *	388,734
44,590	Align Technology Inc *	871,289
49,837	American Medical Systems Holdings Inc *	939,926
8,508	Analogic Corp	421,231
8,185	Cantel Medical Corp	191,529
18,512	CONMED Corp *	489,272
29,912	Cooper Cos Inc ~	1,685,242
17,524	CryoLife Inc *	94,980
15,913	Cyberonics Inc *	493,621
15,158	Greatbatch Inc *	366,066
16,277	Haemonetics Corp *	1,028,381
7,799	ICU Medical Inc *	284,663
13,186	Integra LifeSciences Holdings Corp *	623,698
21,374	Invacare Corp	644,640
5,618	Kensey Nash Corp *	156,349
27,184	Meridian Bioscience Inc	629,581
19,128	Merit Medical Systems Inc *	302,796
19,034	Natus Medical Inc *	269,902
14,991	Neogen Corp *	615,081
12,274	Palomar Medical Technologies Inc *	174,414
12,037	SurModics Inc *	142,879
24,432	Symmetry Medical Inc *	225,996
22,190	West Pharmaceutical Services Inc	914,228
13,985	Zoll Medical Corp *	520,662
		$12,475,160

Miscellaneous — 0.84%
20,637	Dolan Co *	287,267
9,046	Exponent Inc *	339,497
12,410	G&K Services Inc Class A	383,593
44,001	Healthcare Services Group Inc	715,896
23,732	Mobile Mini Inc *	467,283
10,471	School Specialty Inc *	145,861
13,110	Viad Corp	333,912
		$2,673,309

Office Equipment & Supplies — 0.68%
41,966	Interface Inc Class A	656,768
26,584	SYKES Enterprises Inc *	538,592
15,093	United Stationers Inc *	963,084
		$2,158,444

Oil & Gas — 5.32%
15,600	BASiC Energy Services Inc *	257,088
23,855	Bristow Group Inc *	1,129,534
12,486	CARBO Ceramics Inc	1,292,800
8,453	Contango Oil & Gas Co *	489,682
9,239	Gulf Island Fabrication Inc	260,355
17,903	Gulfport Energy Corp *	387,600
29,130	Holly Corp	1,187,630
15,501	Hornbeck Offshore Services Inc *	323,661
100,716	ION Geophysical Corp *	854,072
19,756	Lufkin Industries Inc	1,232,577
17,306	Matrix Service Co *	210,787
33,148	Oil States International Inc * ~	2,124,455
29,889	Penn Virginia Corp	502,733
15,655	Petroleum Development Corp *	660,798
37,349	Petroquest Energy Inc *	281,238
35,167	Pioneer Drilling Co *	309,821
13,975	SEACOR Holdings Inc ~	1,412,733
7,755	Seahawk Drilling Inc * †	69,407
32,429	Stone Energy Corp *	722,842
27,168	Swift Energy Co *	1,063,627
49,780	TETRA Technologies Inc *	590,889
45,247	World Fuel Services Corp ~	1,636,132
		$17,000,461

Paper & Forest Products — 0.98%
25,673	Buckeye Technologies Inc	539,390
7,574	Clearwater Paper Corp *	593,044
7,036	Deltic Timber Corp	396,408
24,811	KapStone Paper & Packaging Corp *	379,608
10,089	Neenah Paper Inc	198,551
11,706	Schweitzer-Mauduit International Inc	736,542
31,918	Wausau Paper Corp	274,814
		$3,118,357

Personal Loans — 0.88%
19,744	Cash America International Inc	729,146
33,192	EZCORP Inc Class A *	900,499
19,996	First Cash Financial Services Inc *	619,676
10,479	World Acceptance Corp * †	553,291
		$2,802,612

Pharmaceuticals — 1.17%
6,689	Hi-Tech Pharmacal Co Inc *	166,890
23,724	Par Pharmaceutical Cos Inc *	913,611
37,958	Salix Pharmaceuticals Ltd * ~	1,782,508
51,090	ViroPharma Inc *	884,879
		$3,747,888

Pollution Control — 0.57%
30,976	ABM Industries Inc	814,669
40,741	Tetra Tech Inc *	1,020,969
		$1,835,638

Printing & Publishing — 0.17%
6,587	Consolidated Graphics Inc *	319,009
20,669	EW Scripps Co *	209,790
7,142	Standard Register Co	24,354
		$553,153

Real Estate — 7.70%
26,338	Acadia Realty Trust REIT	480,405
85,635	BioMed Realty Trust Inc REIT ~	1,597,092
30,309	Cedar Shopping Centers Inc REIT	190,643
55,795	Colonial Properties Trust REIT †	1,007,100
101,943	DiamondRock Hospitality Co REIT *	1,223,316
18,007	EastGroup Properties Inc REIT	762,056
30,623	Entertainment Properties Trust REIT ~	1,416,314
57,720	Extra Space Storage Inc REIT	1,004,328
22,753	Forestar Group Inc *	439,133
45,752	Franklin Street Properties Corp REIT	651,966
42,952	Healthcare Realty Trust Inc REIT	909,294
24,607	Home Properties Inc REIT ~	1,365,442
49,341	Inland Real Estate Corp REIT	434,201
34,515	Kilroy Realty Corp REIT	1,258,762
40,070	Kite Realty Group Trust REIT	216,779
47,735	LaSalle Hotel Properties REIT	1,260,204
76,270	Lexington Realty Trust REIT †	606,346
17,587	LTC Properties Inc REIT	493,843
72,674	Medical Properties Trust Inc REIT	787,059
22,359	Mid-America Apartment Communities Inc REIT ~	1,419,573
54,912	National Retail Properties Inc REIT ~	1,455,168
14,042	Parkway Properties Inc REIT	246,016
36,626	Pennsylvania REIT	532,176
32,116	Post Properties Inc REIT	1,165,811
12,318	PS Business Parks Inc REIT	686,359
7,716	Saul Centers Inc REIT	365,352
18,474	Sovran Self Storage Inc REIT	680,028
26,668	Tanger Factory Outlet Centers Inc REIT ~	1,365,135
8,441	Universal Health Realty Income Trust REIT	308,350
15,413	Urstadt Biddle Properties Inc REIT	299,783
		$24,628,034

Restaurants — 2.46%
954	Biglari Holdings Inc *	391,340
15,119	BJ’s Restaurants Inc *	535,666
12,003	Buffalo Wild Wings Inc *	526,332
16,622	California Pizza Kitchen Inc *	287,228
13,539	CEC Entertainment Inc *	525,719
15,399	Cracker Barrel Old Country Store Inc	843,403
10,073	DineEquity Inc *	497,405
34,834	Jack In The Box Inc *	736,042
12,606	O’Charley’s Inc *	90,763
13,378	Papa John’s International Inc *	370,571
8,440	Peet’s Coffee & Tea Inc *	352,286
15,285	PF Chang’s China Bistro Inc †	740,711
10,327	Red Robin Gourmet Burgers Inc *	221,721
42,392	Ruby Tuesday Inc *	553,640
21,561	Ruth’s Hospitality Group Inc *	99,827
40,962	Sonic Corp *	414,536
38,832	Texas Roadhouse Inc *	666,745
		$7,853,935

Retail — 5.32%
13,780	Big 5 Sporting Goods Corp	210,421
9,629	Blue Nile Inc * †	549,431
29,154	Brown Shoe Co Inc	406,115
17,439	Buckle Inc	658,671

26,796	Cabela’s Inc *	582,813
24,693	Casey’s General Stores Inc	1,049,699
19,735	Cato Corp Class A	540,936
17,102	Children’s Place Retail Stores Inc *	848,943
23,075	Christopher & Banks Corp	141,911
42,027	Coldwater Creek Inc *	133,225
34,540	Finish Line Inc Class A	593,743
26,397	Fred’s Inc Class A	363,223
15,943	Genesco Inc *	597,703
15,543	Group 1 Automotive Inc	649,076
11,665	Haverty Furniture Cos Inc	151,412
18,371	Hibbett Sports Inc *	677,890
28,732	HOT Topic Inc	180,150
25,503	HSN Inc *	781,412
17,114	Jo-Ann Stores Inc *	1,030,605
18,436	Jos A Bank Clothiers Inc *	743,339
9,872	Kirkland’s Inc *	138,504
14,038	Lithia Motors Inc Class A	200,603
15,460	Lumber Liquidators Holdings Inc *	385,109
14,259	MarineMax Inc *	133,322
35,127	Men’s Wearhouse Inc	877,472
9,539	Midas Inc *	77,361
19,851	Monro Muffler Brake Inc	686,646
17,456	Nutrisystem Inc	367,100
55,423	OfficeMax Inc *	980,987
34,847	Pep Boys - Manny Moe & Jack	467,995
15,353	PetMed Express Inc †	273,437
22,878	Sonic Automotive Inc Class A †	302,905
23,476	Stage Stores Inc	407,074
7,227	Stamps.com Inc	95,758
17,180	Stein Mart Inc	158,915
25,030	Tuesday Morning Corp *	132,158
13,973	Zale Corp * †	59,525
13,985	Zumiez Inc *	375,777
		$17,011,366

Savings & Loans — 0.53%
30,207	Bank Mutual Corp	144,389
38,919	Brookline Bancorp Inc	422,271
18,461	Dime Community Bancshares Inc	269,346
33,822	Provident Financial Services Inc	511,727
52,072	TrustCo Bank Corp NY	330,137
		$1,677,870

Shoes — 1.32%
56,934	Crocs Inc *	974,710
47,260	Iconix Brand Group Inc *	912,591
17,361	K-Swiss Inc Class A *	216,492
22,677	Skechers USA Inc Class A *	453,540
15,380	Steven Madden Ltd *	641,653
32,194	Wolverine World Wide Inc	1,026,345
		$4,225,331

Specialized Services — 4.19%
14,875	Administaff Inc	435,838
11,862	American Public Education Inc *	441,741
19,992	CACI International Inc Class A *	1,067,573
11,016	Capella Education Co * †	733,445
8,082	CDI Corp	150,244

44,783	CIBER Inc *	209,584
20,820	Coinstar Inc *	1,175,081
57,266	Corinthian Colleges Inc * †	298,356
22,395	CSG Systems International Inc *	424,161
9,743	Forrester Research Inc	343,831
42,551	Geo Group Inc *	1,049,308
24,952	Heartland Payment Systems Inc	384,760
11,719	Heidrick & Struggles International Inc	335,749
41,168	Hillenbrand Inc	856,706
18,877	iGate Corp	372,066
11,834	Integral Systems Inc *	117,275
18,868	Kelly Services Inc Class A *	354,718
11,317	MAXIMUS Inc	742,169
5,465	NCI Inc Class A *	125,640
23,561	On Assignment Inc *	192,022
6,583	Pre-Paid Legal Services Inc *	396,626
15,250	RightNow Technologies Inc *	360,968
35,653	SFN Group Inc *	347,973
6,280	StarTek Inc *	31,840
19,082	TeleTech Holdings Inc *	392,898
29,052	TrueBlue Inc *	522,646
14,105	Universal Technical Institute Inc	310,592
9,033	Volt Information Sciences Inc *	78,135
25,232	Wright Express Corp *	1,160,672
		$13,412,617

Telephone & Telecommunications — 0.57%
5,917	Atlantic Tele-Network Inc	226,858
20,687	Cbeyond Inc *	316,098
26,259	General Communication Inc Class A *	332,439
22,337	Neutral Tandem Inc *	322,546
19,945	NTELOS Holdings Corp	379,952
14,443	USA Mobility Inc	256,652
		$1,834,545

Textiles — 1.27%
37,554	Carter’s Inc *	1,108,218
63,420	Liz Claiborne Inc * †	454,087
15,280	Maidenform Brands Inc *	363,206
11,239	Movado Group Inc *	181,397
8,919	Oxford Industries Inc	228,416
6,357	Perry Ellis International Inc *	174,627
86,080	Quiksilver Inc *	436,426
16,594	True Religion Apparel Inc *	369,382
9,825	Unifirst Corp	540,866
11,464	Volcom Inc	216,326
		$4,072,951

Tobacco — 0.08%
58,811	Alliance One International Inc *	249,359
		$249,359

Transportation — 0.84%
16,683	Arkansas Best Corp	457,448
34,001	Heartland Express Inc	544,696
40,721	Knight Transportation Inc	773,699
27,969	Old Dominion Freight Line Inc *	894,728
		$2,670,571

Utilities — 2.52%
37,732	Avista Corp	849,725
10,400	CH Energy Group Inc	508,456
14,929	Laclede Group Inc	545,506
27,165	New Jersey Resources Corp	1,171,083
17,565	Northwest Natural Gas Co	816,245
24,180	NorthWestern Corp	697,109
47,497	Piedmont Natural Gas Co Inc † ~	1,328,016
19,709	South Jersey Industries Inc	1,041,029
29,977	Southwest Gas Corp	1,099,257
		$8,056,426

Water — 0.13%
12,233	American States Water Co	421,672
		$421,672

TOTAL COMMON STOCK — 99.47%		$318,101,799
(Cost $288,631,830)

STOCK RIGHTS

Shares		Value ($)

Telephone & Telecommunications — 0.00%		0
1,060	Metrocall Inc * § ^	$0

TOTAL STOCK RIGHTS — 0.00%		$0
(Cost $0)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,061,000	Federal Home Loan Bank	3,061,000
	0.00% January 3, 2011
230,000	United States of America T-Bill	229,932
	0.13% March 24, 2011

TOTAL SHORT-TERM INVESTMENTS — 1.03%		$3,290,932
(Cost $3,290,932)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

2,230,516	Undivided interest of 8.34% in a repurchase agreement (Principal Amount/Value $26,757,000 with a maturity value of $26,757,624) with Household Bank Securities Inc, 0.21%, dated 12/31/10, to be repurchased at $2,230,516 on 1/3/11, collateralized by U.S. Treasury, 1.88%, 8/31/17 and Sallie Mae, 0.00%, 10/3/22, with a value of $27,292,595.	2,230,516

2,429,687	Undivided interest of 9.01% in a repurchase agreement (Principal Amount/Value $26,977,000 with a maturity value of $26,977,510) with BNP Paribas Securities Corp, 0.17%, dated 12/31/10, to be repurchased at $2,429,687 on 1/3/11, collateralized by various U.S. Government or agency securities, 0.00% - 10.35%, 1/4/11 - 2/9/40, with a value of $27,516,541.	2,429,687

2,230,517	Undivided interest of 8.20% in a repurchase agreement (Principal Amount/Value $27,211,000 with a maturity value of $27,211,514 with Merrill Lynch, Pierce, Fenner & Smith, 0.17%, dated 12/31/10, to be repurchased at $2,230,517 on 1/3/11, collateralized by GNMA, 2.63% - 9.50%, 10/15/11 - 4/15/53, with a value of $27,755,220.	2,230,517
2,548,622	Undivided interest of 9.36% in a repurchase agreement (Principal Amount/Value $27,239,000 with a maturity value of $27,239,605) with Barclays Capital Inc, 0.20%, dated 12/31/10, to be repurchased at $2,548,622 on 1/3/11, collateralized by U.S. Treasury, 0.38% - 0.63%, 6/30/12 - 9/30/12, with a value of $27,783,781.	2,548,622

TOTAL SECURITIES LENDING COLLATERAL -— 2.95%		$9,439,342
(Cost $9,439,342)

TOTAL INVESTMENTS — 103.45%		$330,832,073
(Cost $301,362,104)

OTHER ASSETS & LIABILITIES — (3.45%)		$(11,040,487)

TOTAL NET ASSETS — 100%		$319,791,586

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at December 31, 2010.
~	Collateral or segregated asset for futures contracts
REIT	Real Estate Investment Trust
§	Security has no market value at December 31, 2010.
^	Security is fair valued at December 31, 2010.

At December 31, 2010, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
Russell 2000 Mini Long Futures	44	$ 3,442,120	March 2011	$ (10,478)

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

ASSETS:
Investments in securities, market value (including $9,178,993 of securities on loan) (1)	$	330,832,073
Cash		47,139
Dividends receivable		239,116
Subscriptions receivable		663,822

Total assets		331,782,150

LIABILITIES:
Due to investment adviser		162,398
Payable upon return of securities loaned		9,439,342
Redemptions payable		2,366,598
Variation margin on futures contracts		22,226

Total liabilities		11,990,564

NET ASSETS	$	319,791,586

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$	3,500,240
Additional paid-in capital		290,020,872
Net unrealized appreciation on investments and futures contracts		29,459,491
Accumulated net realized loss on investments and futures contracts		(3,189,017)

NET ASSETS	$	319,791,586

NET ASSET VALUE PER OUTSTANDING SHARE	$	9.14

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized		100,000,000
Outstanding		35,002,403

(1) Cost of investments in securities	$	301,362,104

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

INVESTMENT INCOME:
Interest	$3,999
Income from securities lending	137,182
Dividends	3,578,309

Total income	3,719,490

EXPENSES:
Management fees	1,547,038

NET INVESTMENT INCOME	2,172,452

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	9,174,138
Net realized gain on futures contracts	761,750
Change in net unrealized appreciation on investments	50,862,057
Change in net unrealized depreciation on futures contracts	(228,160)

Net realized and unrealized gain on investments and futures contracts	60,569,785

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,742,237

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

		2010		2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$	2,172,452	$	1,491,069
Net realized gain (loss) on investments		9,174,138		(8,041,754)
Net realized gain on futures contracts		761,750		1,049,379
Change in net unrealized appreciation (depreciation) on investments		50,862,057		49,858,229
Change in net unrealized appreciation (depreciation) on futures contracts		(228,160)		(245,845)

Net increase in net assets resulting from operations		62,742,237		44,111,078

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income		(1,975,022)		(1,367,064)

SHARE TRANSACTIONS:
Net proceeds from sales of shares		197,173,567		104,405,992
Reinvestment of distributions		1,975,022		1,367,064
Redemptions of shares		(147,986,835)		(119,197,729)

Net increase (decrease) in net assets resulting from share transactions		51,161,754		(13,424,673)

Total increase in net assets		111,928,969		29,319,341

NET ASSETS:
Beginning of period		207,862,617		178,543,276

End of period	$	319,791,586	$	207,862,617

OTHER INFORMATION:

SHARES:
Sold		24,970,677		17,178,278
Issued in reinvestment of distributions		228,143		211,520
Redeemed		(18,591,999)		(19,273,641)

Net increase (decrease)		6,606,821		(1,883,843)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

		Year Ended December 31,
		2010		2009		2008		2007		2006

Net Asset Value, Beginning of Period	$	7.32	$	5.90	$	9.65	$	10.73	$	10.29

Income from Investment Operations

Net investment income		0.06		0.05		0.07		0.07		0.05
Net realized and unrealized gain (loss)		1.82		1.42		(3.08)		(0.16)		1.43

Total Income (Loss) From Investment Operations		1.88		1.47		(3.01)		(0.09)		1.48

Less Distributions

From net investment income		(0.06)		(0.05)		(0.07)		(0.07)		(0.05)
From net realized gains						(0.67)		(0.92)		(0.99)

Total Distributions		(0.06)		(0.05)		(0.74)		(0.99)		(1.04)

Net Asset Value, End of Period	$	9.14	$	7.32	$	5.90	$	9.65	$	10.73

Total Return ±		25.70%		24.95%		(31.35%)		(0.82%)		14.57%

Net Assets, End of Period ($000)	$	319,792	$	207,863	$	178,543	$	262,817	$	262,130

Ratio of Expenses to Average Net Assets		0.60%		0.60%		0.60%		0.60%		0.60%

Ratio of Net Investment Income to Average Net Assets		0.84%		0.82%		1.00%		0.76%		0.52%

Portfolio Turnover Rate		20.44%		20.36%		27.83%		27.54%		28.14%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission (the SEC) on December 31, 2010, but were not yet capitalized. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:

Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:

Futures Contracts	Exchange traded close price.

Short Term Investments:	Amortized cost.

Security Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		318,101,799		-		-		318,101,799
Short-term Investments and Securities Lending Collateral		-		12,730,274		-		12,730,274

Total Assets		318,101,799		12,730,274		0		330,832,073

Liabilities
Derivative Investments:
Futures Contracts Variation Margin		22,226		-		-		22,226

Total Liabilities		22,226		0		0		22,226

Total	$	318,079,574	$	12,730,273	$	0	$	330,809,847

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $109,295,396 and $51,434,956, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2010, the U.S. Federal income tax cost basis was $305,288,907. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $54,842,493 and gross depreciation of securities in which there was an excess of tax cost over value of $29,299,327 resulting in net appreciation of $25,543,166.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2010 is as follows:

	Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Futures Contracts	Variation margin on futures contracts	$22,226

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2010 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized gain on futures contracts	$761,750	Change in net unrealized depreciation on futures contracts	($228,160)

The number of futures contracts held at December 31, 2010, is representative of futures contracts activity during the year ended December 31, 2010.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The security is also included in the Schedule of Investments. As of December 31, 2010 the Portfolio had securities on loan valued at $9,178,993 and received collateral of $9,439,342 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were as follows:

		2010		2009
Distributions paid from:
Ordinary income	$	1,923,672	$	1,367,064
Long-term capital gains		51,350		-

	$	1,975,022	$	1,367,064

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	-
Undistributed capital gains		727,308

Net accumulated earnings		727,308

Net unrealized appreciation on investments		25,543,166
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	26,270,474

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolio reclassified permanent book and tax differences of $197,430 from undistributed net investment income to accumulated net realized loss on investments and futures contracts. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

For the year ended December 31, 2010, the Portfolio utilized $9,418,757 of capital loss carryforwards.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2010, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Index 600 Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Index 600 Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California

February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey	Chairman, SGM Capital, LLC

(1943) (2011)

* A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time	Principal Occupations During Past 5 Years

Served
Mitchell T.G. Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer,

Treasurer, and

Investment Operations

Compliance Officer

2008 (as Treasurer

and Investment

Operations

Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

	(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

	(3)	Compliance with applicable governmental laws, rules, and regulations;

	(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

	(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)[1] provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.[2]

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)[3] to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.[4] The Audit Committee may approve audit and non-audit

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.         CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.         EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers

Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	February 23, 2011